Consolidated Statements of Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income/(loss)	¥ (5,025,494)	$ (777,893)	¥ (768,642)	¥ 166,203
Other comprehensive income/(loss):
Unrealized gain/(loss) on available-for-sale investments, net of tax	4,009	621	1,676	(35,161)
Foreign currency translation adjustment	5,221	808	10,343	(6,591)
Comprehensive income/(loss)	(5,016,264)	(776,464)	(756,623)	124,451
Add: Comprehensive loss attributable to non-controlling interests	37,927	5,871	38,813	79,165
Comprehensive income/(loss) attributable to Meta Data Limited’s shareholders	¥ (4,978,337)	$ (770,593)	¥ (717,810)	¥ 203,616